Quarterly Holdings Report
for
Fidelity® China Region Fund
January 31, 2025
HKC-NPRT1-0425
1.813032.120
Common Stocks - 97.9%
	Shares	Value ($)
CHINA - 56.7%
Communication Services - 12.3%
Entertainment - 1.0%
NetEase Cloud Music Inc (a)(b)(c)	202,700	3,178,934
Netease Inc	420,500	8,643,462
		11,822,396
Interactive Media & Services - 11.3%
Tencent Holdings Ltd	2,387,700	125,629,357
TOTAL COMMUNICATION SERVICES		137,451,753

Consumer Discretionary - 23.4%
Automobile Components - 1.2%
Fuyao Glass Industry Group Co Ltd H Shares (a)(c)	1,036,400	6,983,021
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (b)	1,385,670	6,695,079
		13,678,100
Automobiles - 0.7%
BYD Co Ltd H Shares	144,500	5,077,783
Li Auto Inc A Shares (b)	191,600	2,255,118
ZEEKR Intelligent Technology Holding Ltd ADR (b)	7,300	190,822
		7,523,723
Broadline Retail - 10.9%
Alibaba Group Holding Ltd	4,812,900	59,037,365
JD.com Inc A Shares	1,290,000	26,239,657
PDD Holdings Inc Class A ADR (b)	322,005	36,035,580
		121,312,602
Diversified Consumer Services - 2.1%
New Oriental Education & Technology Group Inc	424,900	2,069,739
New Oriental Education & Technology Group Inc ADR	241,546	11,777,783
TAL Education Group Class A ADR (b)	766,068	9,369,011
		23,216,533
Hotels, Restaurants & Leisure - 5.9%
Meituan B Shares (a)(b)(c)	1,932,258	36,775,812
TravelSky Technology Ltd H Shares	2,002,000	2,458,853
Trip.com Group Ltd (b)	108,000	7,585,287
Trip.com Group Ltd ADR (b)	263,100	18,461,727
		65,281,679
Household Durables - 1.2%
Chervon Holdings Ltd	1,273,700	3,125,444
Haier Smart Home Co Ltd A Shares (China)	1,584,327	6,084,151
Haier Smart Home Co Ltd H Shares	803,400	2,657,293
Midea Group Co Ltd H Shares	130,700	1,256,360
		13,123,248
Textiles, Apparel & Luxury Goods - 1.4%
Li Ning Co Ltd	1,582,000	3,252,562
Shenzhou International Group Holdings Ltd	1,652,800	12,440,704
		15,693,266
TOTAL CONSUMER DISCRETIONARY		259,829,151

Consumer Staples - 2.2%
Beverages - 1.8%
Kweichow Moutai Co Ltd A Shares (China)	72,445	14,419,530
Luzhou Laojiao Co Ltd A Shares (China)	324,600	5,207,264
		19,626,794
Consumer Staples Distribution & Retail - 0.2%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	653,440	2,062,839
Personal Care Products - 0.2%
Proya Cosmetics Co Ltd A Shares (China)	228,064	2,648,169
TOTAL CONSUMER STAPLES		24,337,802

Financials - 7.7%
Banks - 5.0%
China Construction Bank Corp H Shares	45,492,610	37,018,032
Industrial & Commercial Bank of China Ltd H Shares	26,937,000	18,287,803
		55,305,835
Capital Markets - 0.0%
Noah Holdings Ltd Class A ADR	25,051	265,039
Financial Services - 0.9%
Far East Horizon Ltd	13,368,500	9,830,915
Insurance - 1.8%
China Pacific Insurance Group Co Ltd H Shares	2,811,400	8,352,765
PICC Property & Casualty Co Ltd H Shares	3,806,000	6,174,083
Ping An Insurance Group Co of China Ltd H Shares	1,029,500	5,796,790
		20,323,638
TOTAL FINANCIALS		85,725,427

Health Care - 2.4%
Biotechnology - 1.8%
Abbisko Cayman Ltd (b)	6,083,000	3,762,890
Innovent Biologics Inc (a)(b)(c)	990,500	4,201,289
Zai Lab Ltd (b)	2,651,400	7,200,039
Zai Lab Ltd ADR (b)	166,200	4,518,978
		19,683,196
Health Care Equipment & Supplies - 0.5%
Eyebright Medical Technology Beijing Co Ltd A Shares (China) (b)	199,900	2,623,408
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	87,910	2,832,389
		5,455,797
Pharmaceuticals - 0.1%
Consun Pharmaceutical Group Ltd	1,222,000	1,234,248
TOTAL HEALTH CARE		26,373,241

Industrials - 2.5%
Air Freight & Logistics - 0.4%
ZTO Express Cayman Inc Class A ADR	209,800	3,914,868
Electrical Equipment - 1.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	336,800	12,030,263
Machinery - 0.9%
Shenzhen Inovance Technology Co Ltd A Shares (China)	248,913	2,076,219
Weichai Power Co Ltd H Shares	3,204,000	5,551,150
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	468,084	1,981,185
		9,608,554
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	1,055,000	2,518,384
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	1	0
TOTAL INDUSTRIALS		28,072,069

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	557,591	13,929,680
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China) (b)	137,200	2,779,228
NAURA Technology Group Co Ltd A Shares (China)	78,800	4,118,406
		20,827,314
Materials - 3.0%
Chemicals - 0.4%
Shandong Sinocera Functional Material Co Ltd A Shares (China)	2,024,700	4,769,130
Containers & Packaging - 0.7%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	2,107,071	8,101,916
Metals & Mining - 1.9%
Zijin Mining Group Co Ltd H Shares	11,242,000	21,006,882
TOTAL MATERIALS		33,877,928

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
China Resources Mixc Lifestyle Services Ltd (a)(c)	1,596,600	6,024,210
KE Holdings Inc ADR	250,470	4,365,692
		10,389,902
Utilities - 0.4%
Gas Utilities - 0.4%
Kunlun Energy Co Ltd	4,548,000	4,348,439
TOTAL CHINA		631,233,026
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	7,000	5,119,832
HONG KONG - 4.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
HKT Trust & HKT Ltd unit	4,072,000	5,006,450
Financials - 3.8%
Capital Markets - 0.6%
Hong Kong Exchanges & Clearing Ltd	165,500	6,477,618
Insurance - 3.2%
AIA Group Ltd	5,004,600	35,183,072
TOTAL FINANCIALS		41,660,690

Industrials - 0.3%
Machinery - 0.3%
Techtronic Industries Co Ltd	262,500	3,530,388
TOTAL HONG KONG		50,197,528
JAPAN - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Taiyo Yuden Co Ltd (d)	206,900	2,892,698
MACAU - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Galaxy Entertainment Group Ltd	1,341,000	5,835,456
SINGAPORE - 1.3%
Communication Services - 1.3%
Entertainment - 1.3%
Sea Ltd Class A ADR (b)	117,700	14,334,683
TAIWAN - 33.3%
Consumer Staples - 0.8%
Food Products - 0.8%
Uni-President Enterprises Corp	3,628,000	8,554,644
Financials - 1.6%
Banks - 1.1%
E.Sun Financial Holding Co Ltd	14,648,885	12,268,474
Financial Services - 0.5%
Chailease Holding Co Ltd	1,713,000	5,935,938
TOTAL FINANCIALS		18,204,412

Information Technology - 30.9%
Electronic Equipment, Instruments & Components - 2.5%
Hon Hai Precision Industry Co Ltd	4,561,000	24,185,958
Unimicron Technology Corp	889,000	3,681,385
		27,867,343
Semiconductors & Semiconductor Equipment - 28.2%
eMemory Technology Inc	168,481	16,514,207
King Yuan Electronics Co Ltd	668,000	2,219,971
MediaTek Inc	74,000	3,182,599
Taiwan Semiconductor Manufacturing Co Ltd	8,735,000	289,501,658
Topco Scientific Co Ltd	302,000	2,628,773
		314,047,208
Technology Hardware, Storage & Peripherals - 0.2%
Quanta Computer Inc	307,000	2,417,135
TOTAL INFORMATION TECHNOLOGY		344,331,686

TOTAL TAIWAN		371,090,742
UNITED STATES - 0.8%
Health Care - 0.7%
Biotechnology - 0.7%
Legend Biotech Corp ADR (b)	199,739	7,610,056
Industrials - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp (b)(e)(f)	10,000	1,850,000
TOTAL UNITED STATES		9,460,056
TOTAL COMMON STOCKS (Cost $702,984,129)		1,090,164,021

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 1.0%
Communication Services - 0.9%
Interactive Media & Services - 0.9%
ByteDance Ltd Series E1 (b)(e)(f)	38,752	9,597,320
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	238,944	2,100,318
TOTAL CHINA		11,697,638
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,639,976)		11,697,638

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd (Cost $6,110,232)	143,770	4,206,344

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	10,819,613	10,821,777
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	1,310,984	1,311,115
TOTAL MONEY MARKET FUNDS (Cost $12,132,892)			12,132,892

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $728,867,229)	1,118,200,895
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,944,525)
NET ASSETS - 100.0%	1,114,256,370

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $57,163,266 or 5.1% of net assets.

(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,163,266 or 5.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,547,638 or 1.2% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co Ltd Series C	12/01/20	3,393,757

Space Exploration Technologies Corp	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,897,075	47,562,701	72,637,999	87,573	-	-	10,821,777	10,819,613	0.0%
Fidelity Securities Lending Cash Central Fund	750,000	2,943,486	2,382,371	487	-	-	1,311,115	1,310,984	0.0%
Total	36,647,075	50,506,187	75,020,370	88,060	-	-	12,132,892	12,130,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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